Filed Pursuant to Rule 497(a)
File No. 333-196520

Griffin Capital | Investment Offerings

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The Griffin-Benefit Street Partners BDC website is available for use subject to its **Terms and Conditions** and our **Privacy Policy**. Please click on the highlighted terms to review these. To review a summary of the Risk Factors related to an investment in the Griffin-Benefit Street Partners BDC program **click here**.

This material must be read in conjunction with the applicable **prospectus** in order to understand all the implications and risks of any offering of securities to which the material relates. If you have not previously reviewed a prospectus, **click here**. Otherwise, to proceed, agree to the **Terms and Conditions** and **Privacy Policy** of this website.

☐ **By clicking "I Accept", you represent that you have been provided with the applicable prospectus and have had an opportunity to review the Terms and Conditions as well as risk factors.**

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[...]RGISTIC
[...]SORSHIP

[...]ogether and leveraging [...]t competencies and [...]e of Griffin Capital Corporation and Benefit Street Partners L.L.C.

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NEWS FEBRUARY 02, 2015 - Griffin-Benefit Street Partners BDC Corp. Declared Effective by the SEC

GRIFFIN CAPITAL
guardians of wealth

- About Griffin Capital
- Corporate Governance
- Risk Factors
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- Overview and Strategy
- Forms and Literature
- Terms and Conditions
- Financial Advisors
- Leadership Team
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Griffin Capital Securities, Inc., Member FINRA/SIPC, is the dealer manager for the Griffin-Benefit Street BDC Corp. offering.

This website is neither an offer to sell nor a solicitation of an offer to buy the securities referenced herein. An offering is made only by the prospectus. This sales and advertising literature must be read in conjunction with the prospectus in order to understand fully all of the implications and risks of the offering of securities to which it relates. A copy of the prospectus must be made available to you in connection with this offering. Additional copies of the prospectus may be obtained by contacting Griffin Capital Securities, Inc. at (949) 270-9300 or visit www.griffincapital.com. Use of this website is subject to its Terms and Conditions and Privacy Policy.


GRIFFIN-BENEFIT
GRIFFIN-BENEFIT STREET PARTNERS BDC
A non-traded BDC that primarily invests in senior debt securities issued by U.S. middle market companies.

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NEWS FEBRUARY 02, 2015 - Griffin-Benefit Street Partners BDC Corp. Declared Effective by the SEC

Griffin Capital Securities, Inc., Member FINRA/SIPC, is the dealer manager for the Griffin-Benefit Street BDC Corp. offering.

This website is neither an offer to sell nor a solicitation of an offer to buy the securities referenced herein. An offering is made only by the prospectus. This sales and advertising literature must be read in conjunction with the prospectus in order to understand fully all of the implications and risks of the offering of securities to which it relates. A copy of the prospectus must be made available to you in connection with this offering. Additional copies of the prospectus may be obtained by contacting Griffin Capital Securities, Inc. at (949) 270-9300 or visit www.griffincapital.com. Use of this website is subject to its Terms and Conditions and Privacy Policy.


Shift in Market Share from Banks to Non-Banks(1)
Decreasing Market Share of Banks
31%
69%
83%
17%
88%
12%
Growing Market Share Captured by Non-Banks
2002
2013
1H 2014
Non-Banks
Banks (U.S. and non-U.S.)


Institutional Middle Market vs. Large Corporate Avg. Load Spreads(2)
13%
11%
9%
7%
5%
3%
Middle Market
Large Corporate

(1) S&P LCD, Thomson Reuters Middle Market Review.
(2) All-in-yields include LIBOR + Spread + OID after 1H08, and include LIBOR + Spread for the preceding period. Source: Thomson Reuters LPC's Middle Market 3Q14 Review.

MIDDLE MARKET LENDING OPPORTUNITY

As banks consolidate and reduce their lending, non-banks, including BDCs have expanded their share of middle market lending.

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NEWS FEBRUARY 02, 2015 - Griffin-Benefit Street Partners BDC Corp. Declared Effective by the SEC

Griffin Capital | Investment Offerings

GRIFFIN
BENEFIT STREET PARTNERS
BUSINESS DEVELOPMENT COMPANY

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SYNERGISTIC SPONSORSHIP

Bringing together and leveraging the distinct competencies and experience of Griffin Capital Corporation and Benefit Street Partners L.L.C.

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NEWS FEBRUARY 02, 2015 - Griffin-Benefit Street Partners BDC Corp. Declared Effective by the SEC

GRIFFIN CAPITAL
guardians of wealth

- About Griffin Capital
- Corporate Governance
- Risk Factors
- Broker-Dealers
- Overview and Strategy
- Forms and Literature
- Terms and Conditions
- Financial Advisors
- Leadership Team
- News and Filings
- Privacy Policy
- Contact Us

Griffin Capital Securities, Inc., Member FINRA/SIPC, is the dealer manager for the Griffin-Benefit Street BDC Corp. offering.

This website is neither an offer to sell nor a solicitation of an offer to buy the securities referenced herein. An offering is made only by the prospectus. This sales and advertising literature must be read in conjunction with the prospectus in order to understand fully all of the implications and risks of the offering of securities to which it relates. A copy of the prospectus must be made available to you in connection with this offering. Additional copies of the prospectus may be obtained by contacting Griffin Capital Securities, Inc. at (949) 270-9300 or visit www.griffincapital.com. Use of this website is subject to its Terms and Conditions and Privacy Policy.

Griffin Capital | Investment Offerings

GRIFFIN
BENEFIT STREET PARTNERS
BUSINESS DEVELOPMENT COMPANY

Find your Wholesaling Team | Investor Login

INVESTOR: 888-926-2688 | ADVISOR: 866-788-8614 | CONTACT US

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SIGNIFICANT SECTOR EXPERIENCE

Leveraging BSP's and Providence Equity's experience and insight in media and communications sectors while sourcing direct-originated non-sponsor loans.

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NEWS FEBRUARY 02, 2015 - Griffin-Benefit Street Partners BDC Corp. Declared Effective by the SEC

GRIFFIN CAPITAL
guardians of wealth

- About Griffin Capital
- Corporate Governance
- Risk Factors
- Broker-Dealers
- Overview and Strategy
- Forms and Literature
- Terms and Conditions
- Financial Advisors
- Leadership Team
- News and Filings
- Privacy Policy
- Contact Us

Griffin Capital Securities, Inc., Member FINRA/SIPC, is the dealer manager for the Griffin-Benefit Street BDC Corp. offering.

This website is neither an offer to sell nor a solicitation of an offer to buy the securities referenced herein. An offering is made only by the prospectus. This sales and advertising literature must be read in conjunction with the prospectus in order to understand fully all of the implications and risks of the offering of securities to which it relates. A copy of the prospectus must be made available to you in connection with this offering. Additional copies of the prospectus may be obtained by contacting Griffin Capital Securities, Inc. at (949) 270-9300 or visit www.griffincapital.com. Use of this website is subject to its Terms and Conditions and Privacy Policy.

GRIFFIN-BENEFIT STREET PARTNERS BDC

- About Griffin-Benefit Street Partners BDC
  - Overview and Strategy
  - Griffin Capital Team
  - Benefit Street Partners Team
  - Independent Directors
  - Risk Factors
- Forms and Literature
- News and Filings

ABOUT GRIFFIN-BENEFIT STREET PARTNERS BDC

GRIFFIN-BENEFIT STREET PARTNERS BDC

("GB-BDC") is a non-traded business development company that primarily invests in senior debt securities issued by U.S. middle market companies. GB-BDC expects to maintain a strong focus on credit quality, including a high level of investment discipline and selectivity, and invest in fundamentally sound private U.S. companies primarily in the middle market. GB-BDC expects to originate its debt investments by leveraging Benefit Street Partners L.L.C.'s and Providence Equity Partners L.L.C.'s nationwide networks of relationships, including those in the media and communications industries. **With a single investment in GB-BDC, individual investors can gain access to credit-oriented investments and have the opportunity for both current income[2] and, to a lesser extent, capital appreciation, which we believe can provide a measure of protection against inflation in a rising interest rate environment.**

There can be no assurance that the GB-BDC will be able to implement its investment strategy and achieve its investment objectives.

GRIFFIN-BENEFIT STREET PARTNERS BDC

- About Griffin-Benefit Street Partners BDC
  - Overview and Strategy
  - Griffin Capital Team
    - David C. Rupert
  - Benefit Street Partners Team
  - Independent Directors
  - Risk Factors
- Forms and Literature
- News and Filings

OVERVIEW AND STRATEGY

Griffin-Benefit Street Partners BDC ("GB-BDC") is a non-traded business development company ("BDC") that primarily invests in senior debt securities issued by U.S. middle market companies. GB-BDC's lending strategy is focused on creditworthy, well managed companies with predictable cash flows, many of whom are in the media and communications industries where Benefit Street Partners and their parent company Providence Equity Partners, have longstanding relationships and industry expertise. **With a single investment in GB-BDC, individual investors gain access to institutional-quality, credit-oriented investments and have the opportunity for both current income and capital appreciation, with a measure of protection against inflation in a rising interest rate environment.**

INVESTMENT STRATEGY

Griffin-Benefit Street Partners BDC Corp. ("GB-BDC") intends to primarily invest:

- in secured debt and unsecured debt as well as equity and equity related securities issued by private U.S. companies primarily in the middle market, as well as public U.S. companies with market equity capitalization of less than $250 million,
- with a strong focus on credit quality, including a high level of investment discipline and selectivity,
- originating its debt investments by leveraging Benefit Street Partners L.L.C.'s and Providence Equity Partners L.L.C.'s nationwide networks of relationships, including those in the media and communications industries, and
- in transactions where GB-BDC is able to participate in return enhancement features such as original issue discount (OID), payment in kind (PIK), call protection and warrants designed to enhance returns above the coupon of the loans.

INVESTMENT OBJECTIVE

GB-BDC is designed to primarily provide:

- current income,
- portfolio diversification,
- and, to a lesser extent, capital appreciation.

We believe our product will offer investors:

- low correlation to the U.S. stock market and
- a measure of protection against inflation and rising interest rates.

There can be no assurance that the GB-BDC will be able to implement its investment strategy and achieve its investment objectives.

GRIFFIN-BENEFIT STREET PARTNERS BDC

- About Griffin-Benefit Street Partners BDC
  - Overview and Strategy
  - Griffin Capital Team
  - David C. Rupert
  - Kevin A. Shields
  - Randy I. Anderson
  - Joseph E. Miller
  - Howard S. Hirsch
  - • David C. Rupert
  - Benefit Street Partners Team
  - Independent Directors
  - Risk Factors
- Forms and Literature
- News and Filings

GRIFFIN CAPITAL TEAM

Griffin Capital Corporation ("GCC")'s affiliate, Griffin Capital BDC Advisor ("GBA"), serves as the investment advisor to GB-BDC. GBA is primarily responsible for directing all fund activities, establishing investment guidelines, and reviewing and approving investments that are initially sourced, diligenced and originated by BSP.[1] GCC is a privately-held, Los Angeles headquartered investment and management company with a 20-year track record sponsoring real estate investment vehicles and managing institutional capital. Led by senior executives, each with more than two decades of real estate and capital markets experience who have collectively closed transactions representing over $20 billion in value, Griffin Capital and affiliates, through the end of 2014, owned, managed, sponsored and/or co-sponsored an institutional-quality portfolio of commercial real estate located in the United States and the United Kingdom, representing approximately $6.7 billion[2] in asset value as of January 1, 2015. GCC executives possess extensive credit underwriting and commercial lending experience accumulated over more than a decade working at financial institutions, including Wall Street investment banks.

[1] GBA is responsible for numerous other elements of the operation and management of GB-BDC; see the Prospectus for details.

[2] Includes Griffin-American Healthcare REIT II, Inc. (GAHR II) which merged with NorthStar Realty Finance Corporation in December 2014. Griffin Capital's co-sponsor in GAHR II continues to manage that portfolio.



David C. Rupert
Chief Executive Officer, GB-BDC



Kevin A. Shields
President and Interested Director, GB-BDC



Randy I. Anderson
Executive Vice President, GB-BDC



Joseph E. Miller
Chief Financial Officer and Treasurer, GB-BDC



Howard S. Hirsch
Vice President and Secretary, GB-BDC

GRIFFIN-BENEFIT STREET PARTNERS BDC
- About Griffin-Benefit Street Partners BDC
  - Overview and Strategy
  - Griffin Capital Team
  - David C. Rupert
  - Kevin A. Shields
  - Randy I. Anderson
  - Joseph E. Miller
  - Howard S. Hirsch
  - Benefit Street Partners Team
  - Independent Directors
  - Risk Factors
- Forms and Literature
- News and Filings



DAVID C. RUPERT

CHIEF EXECUTIVE OFFICER

GRIFFIN-BENEFIT STREET PARTNERS BDC

Mr. Rupert serves as Chief Executive Officer of Griffin-Benefit Street Partners BDC. He also serves as President of Griffin Capital Corporation, Executive Vice President of Griffin Capital Essential Asset REIT I and II, and is a member of the Investment Committee of Griffin Capital Advisor, LLC, the investment advisor to Griffin Institutional Access Real Estate Fund (GIREX).

CAREER SUMMARY

Mr. Rupert's 34 years of commercial real estate and finance experience includes over $9 billion of transaction volume on four continents. Mr. Rupert has been President of Griffin since 2010, and served as Chief Operating Officer of Griffin from 2000-2008. Mr. Rupert is the Chief Executive Officer of Griffin-Benefit Street Partners BDC, a credit-focused investment vehicle launched by Griffin in 2015, and is an Investment Committee Member of Griffin Institutional Access Real Estate Fund, Griffin's '40 Act interval fund. Mr. Rupert's career began in the early 1980's when he worked for Chemical Bank (now JP Morgan) in the credit analysis, loan workout and commercial lending areas, and continued at investment banking firm Salomon Brothers (now Citi), where for a decade he was a senior member of the real estate finance department, working in various capacities providing advice and raising debt and equity capital for leading public and private real estate institutions and entrepreneurs; his final responsibilities included heading the firm's REIT underwriting effort. Mr. Rupert and Mr. Shields met while working together at Salomon. Between 2008 and 2010 Mr. Rupert co-headed an opportunistic hotel fund in partnership with The Olympia Companies, an 800-employee hotel owner-operator, and served as partner in a private equity firm focused on hotel and multifamily residential development in Eastern Europe.

For the past 20 years Mr. Rupert has served on the Real Estate Advisory Committee to the Cornell University endowment fund; in 2012 Mr. Rupert was appointed Co-Chairman of that group. Mr. Rupert is a founding board member of the masters program in real estate at Cornell, and for 20 years has guest lectured in graduate-level courses and served as a student mentor. Mr. Rupert currently serves as the President and Chairman of the Board of the Harvard Business School Real Estate Alumni Association.

EDUCATION

- MBA, Harvard Business School
- BA, Cornell University

INDUSTRY ACTIVITIES

- Co-Chairman, Real Estate Advisory Board to Cornell University Endowment Fund
- Founding Board Member, Cornell's Baker Program in Real Estate (2-year master's degree)
- Guest Lecturer, Cornell University
- President and Board Chairman, Harvard Business School Real Estate Alumni Association

PERSONAL

Married, father of four and resident of Greenwich, Connecticut

GRIFFIN-BENEFIT STREET PARTNERS BDC
- About Griffin-Benefit Street Partners BDC
  - Overview and Strategy
  - Griffin Capital Team
  - David C. Rupert
  - Kevin A. Shields
  - Randy I. Anderson
  - Joseph E. Miller
  - Howard S. Hirsch
  - Benefit Street Partners Team
  - Independent Directors
  - Risk Factors
- Forms and Literature
- News and Filings



KEVIN A. SHIELDS

PRESIDENT AND INTERESTED DIRECTOR

GRIFFIN-BENEFIT STREET PARTNERS BDC

Mr. Shields founded Griffin Capital in 1995, serves as the Company's Chairman and Chief Executive Officer, and is based in the firm's headquarters in El Segundo, CA. Griffin Capital is the sponsor or co-sponsor of several public, non-listed real estate investment trusts, a '40 Act Interval Fund and a Business Development Company: Griffin Capital Essential Asset REIT, Inc. (GCEAR) and Griffin Capital Essential Asset REIT II, Inc. (GCEAR II), for which Mr. Shields is the Chairman and Chief Executive Officer, Griffin-American Healthcare REIT III, Inc. (GAHR III), for which Mr. Shields serves as a Board of Directors observer, Griffin Institutional Access Real Estate Fund (NASDAQ: GIREX), for which Mr. Shields is the President and a Trustee, and Griffin-Benefit Street Partners BDC (GB-BDC), for which Mr. Shields serves as the President and Chairman of the Board. Mr. Shields is also Chairman and Chief Executive Officer of Griffin Capital Securities, Inc., a FINRA-registered broker-dealer which serves as the dealer-manager for the REITs and GB-BDC and the exclusive wholesale marketing agent for GIREX. Mr. Shields is also the Chief Executive Officer of Griffin Capital Advisor, LLC, an SEC-registered investment advisor and advisor to GIREX, and is the Chief Executive Officer of Griffin Capital BDC Advisor, LLC, an SEC-registered investment advisor and the advisor to GB-BDC.

Before founding Griffin, Mr. Shields was a Senior Vice President and head of the Structured Real Estate Finance Group at Jefferies & Company, Inc. in Los Angeles and a Vice President in the Real Estate Finance Department of Salomon Brothers Inc. in both New York and Los Angeles. Over the course of his 30-year real estate and investment-banking career, Mr. Shields has structured and closed over 200 transactions totaling in excess of $8 billion of real estate acquisitions, financings and dispositions.

EDUCATION

- Juris Doctorate, University of California at Berkeley, Boalt Hall School of Law
- Masters of Business Administration, Haas Graduate School of Business, University of California at Berkeley, graduated Summa Cum Laude with Beta Gamma Sigma distinction
- Bachelors of Science, Haas Undergraduate School of Business, University of California, graduated Phi Beta Kappa distinction

PROFESSIONAL LICENSES

- FINRA Securities Licenses: Series 7, 63, 24 and 27
- Member, California Bar Association (Inactive)

INDUSTRY ACTIVITIES

- Chair-Elect of Board of Directors, Investment Program Association (IPA)
- Executive Member, Public Non-Listed REIT Council, National Association of Real Estate Investment Trusts
- Policy Advisory Board Member, Fisher Center for Real Estate
- Council Member, Urban Land Institute
- Guest Lecturer, Haas Graduate School of Business, University of California at Berkeley

PERSONAL

Married, father of four and resident of Manhattan Beach, California



RANDY I. ANDERSON

EXECUTIVE VICE PRESIDENT

GRIFFIN-BENEFIT STREET PARTNERS BDC

Dr. Anderson serves as Chief Economist of Griffin Capital Corporation, Chief Investment Officer of Griffin Capital Advisor, Portfolio Manager of Griffin Institutional Access Real Estate Fund, and Executive Vice President of Griffin-Benefit Street Partners BDC.

CAREER SUMMARY

Previously, Dr. Anderson held several senior executive positions at Bluerock Real Estate LLC, including founding partner of the Bluerock Total Income + Real Estate Fund where he was the Portfolio Manager. Prior to Bluerock, Dr. Anderson was a founding partner of Franklin Square Capital Partners, the firm that pioneered the non-traded Business Development Company. Dr. Anderson also served as the Chief Economist and a Division President for CNL Real Estate Advisors, as the Chief Economist and Director of Research for the Marcus and Millichap Company where he served on the Investment Committee, and as Vice President of Research at Prudential Real Estate Advisors. Dr. Anderson also served as the Howard Phillips Eminent Scholar Chair and Professor of Real Estate at the University of Central Florida where he directed the research and education institute. Dr. Anderson was the former editor of the Journal of Real Estate Portfolio Management; was awarded the Counselors of Real Estate designation, named a Kinnard Young Scholar by the American Real Estate Society, and named both a NAIOP Research Foundation Distinguished Fellow and a Homer Hoyt Institute Fellow.

EDUCATION

- Bachelor's degree in Finance, Presidential Scholar, North Central College
- Ph.D. in Finance, Presidential Fellow with highest distinction, University of Alabama



JOSEPH E. MILLER

CHIEF FINANCIAL OFFICER AND TREASURER

GRIFFIN-BENEFIT STREET PARTNERS BDC

Mr. Miller serves as Chief Financial Officer of Griffin Capital Corporation, Chief Financial Officer and Treasurer of Griffin Capital Essential Asset REIT, Chief Financial Officer and Treasurer of Griffin Capital Essential Asset REIT II, Treasurer of Griffin Institutional Access Real Estate Fund, and Chief Financial Officer and Treasurer of Griffin-Benefit Street Partners BDC.

CAREER SUMMARY

Mr. Miller is a Certified Public Accountant in California, with more than 25 years of real estate experience in public accounting and real estate investment firms. Mr. Miller came to Griffin Capital from PS Business Parks, a publicly traded REIT, where he served as Senior Vice President of Business Operations. In this position he was responsible for the financial operations of the real estate portfolio, policies and procedures of the organization, and systems. Mr. Miller started his six year tenure with PS Business Parks as Vice President and Corporate Controller, where he was responsible for SEC filings, property level accounting, and all financial reporting.

Mr. Miller was also with Maguire Properties (formerly Maguire Partners) as the Corporate Controller. At Maguire he was responsible for the accounting operation, treasury function, and systems. Prior to joining Maguire, Mr. Miller was with Ernst & Young, LLP where he was an audit Manager. In this role, Mr. Miller was responsible for attestation engagements for financial services and real estate companies. In this position he also worked on initial public offering teams for real estate investment companies going public. Mr. Miller also worked with KPMG LLP, where he became a certified public accountant.

EDUCATION

- MBA, University of Southern California
- BS, Business Administration, Accounting, California State University, Northridge

GRIFFIN-BENEFIT STREET PARTNERS BDC

- About Griffin-Benefit Street Partners BDC
  - Overview and Strategy
  - Griffin Capital Team
  - David C. Rupert
  - Kevin A. Shields
  - Randy I. Anderson
  - Joseph E. Miller
  - Howard S. Hirsch
  - Benefit Street Partners Team
  - Independent Directors
  - Risk Factors
- Forms and Literature
- News and Filings



HOWARD S. HIRSCH

VICE PRESIDENT AND SECRETARY

GRIFFIN-BENEFIT STREET PARTNERS BDC

Mr. Hirsch is Griffin Capital Corporation's Vice President and General Counsel - Securities, and is responsible for overseeing all public securities offerings and public companies sponsored by Griffin Capital Corporation. He also oversees general corporate governance, securities compliance and due diligence matters for the firm. Mr. Hirsch is also an executive officer of many of Griffin Capital's sponsored public companies and certain advisors to those entities.

CAREER SUMMARY

Prior to joining Griffin Capital, Mr. Hirsch was an equity shareholder at the law firm of Baker, Donelson, Bearman, Caldwell & Berkowitz, PC in Atlanta, Georgia. Mr. Hirsch has over 15 years of experience working with real estate companies on public securities offerings, SEC reporting, corporate and securities compliance matters, and private placements. He previously handled securities, transactional and general corporate matters for various publicly-traded and non-traded REITs. Mr. Hirsch's experience includes registrations under the Securities Act of 1933 and reporting under the Securities Act of 1934. Mr. Hirsch has also advised boards of directors and the various committees of public companies. He has counseled public companies on corporate governance best practices and compliance matters, and has represented issuers on SEC, FINRA, and "Blue Sky" regulatory matters in connection with registrations of public offerings of non-traded REITs and real estate partnerships. He also has experience representing broker-dealers on various FINRA compliance matters. Mr. Hirsch has represented public non-traded products in connection with public offerings in excess of $15 billion, and has worked with publicly-traded REITs, tenant-in-common sponsors and traditional real estate sponsors seeking to access retail distribution channels.

EDUCATION

- JD, The John Marshall Law School (Chicago)
- BS, Indiana University

GRIFFIN-BENEFIT STREET PARTNERS BDC

- About Griffin-Benefit Street Partners BDC
  - Overview and Strategy
  - Griffin Capital Team
  - • David C. Rupert
  - Benefit Street Partners Team
  - Thomas J. Gahan
  - Richard J. Byrne
  - David J. Manlowe
  - Michael E. Paasche
  - Blair Faulstich
  - Independent Directors
  - Risk Factors
- Forms and Literature
- News and Filings

BENEFIT STREET PARTNERS TEAM

Benefit Street Partners L.L.C. ("BSP") serves as the Sub-Advisor to GB-BDC. BSP is primarily responsible for assisting with sourcing, originating, conducting due diligence on, and recommending investments to GBA. BSP and its affiliates manage assets across a broad range of credit strategies including middle market private debt, long-short liquid credit, collateralized loan obligations, long-only credit and commercial real estate debt. BSP has a team of approximately 84 employees, including 44 investment professionals, who collectively provide a debt investment management capability by combining industry knowledge and relationships with credit markets expertise. BSP has capabilities across the full credit spectrum – from subordinated and mezzanine to senior secured debt – and has expertise investing through multiple business cycles. BSP is an affiliate of Providence Equity Partners L.L.C. ("Providence"), a leading global sector-focused private equity firm. Founded over 25 years ago, Providence has invested in over 140 companies, has over $40 billion[1] in capital under management in its equity and credit platforms as of March 31, 2015, and is recognized as a leader in the media and communications sectors.



Thomas J. Gahan
Chief Executive Officer



Richard J. Byrne
President



David J. Manlowe
Chief Operating Officer and Head of Research



Michael E. Paasche
Senior Managing Director



Blair Faulstich
Managing Director and Head of Origination

[1] Capital under management refers to the capital under management for funds and separately managed accounts managed by Providence, Providence Equity Capital Markets L.L.C., BSP and Merganser Capital Management, LLC. Capital under management shown is unaudited. Certain amounts are preliminary and remain subject to change. For private debt funds and other drawdown funds and separately managed accounts, capital under management generally represents the sum of the total investments at fair value plus available capital (undrawn commitments plus distributions subject to recall). For non-drawdown funds and separately managed accounts, capital under management represents the net asset value of each fund or separately managed account. For CLOs, capital under management represents the total amount of the debt tranches and subordinated notes (equity) at closing. For long-only liquid accounts, capital under management represents the gross asset value of the investments managed by Providence.



THOMAS J. GAHAN

CHIEF EXECUTIVE OFFICER

BENEFIT STREET PARTNERS

Mr. Gahan is Chief Executive Officer of Benefit Street.

CAREER SUMMARY

Prior to joining Providence in 2008, Mr. Gahan was Chief Executive Officer of Deutsche Bank Securities Inc. and Head of Corporate and Investment Banking in the Americas. He was also the Global Head of Capital Markets at Deutsche Bank, chairman of the principal investment committee and a member of the global banking executive committee and the global markets executive committee. Before joining Deutsche Bank, Mr. Gahan spent 11 years at Merrill Lynch, most recently as Global Head of Credit Trading within the fixed income division.

EDUCATION

Mr. Gahan received a Bachelor of Arts degree from Brown University.

GRIFFIN-BENEFIT STREET PARTNERS BDC

- About Griffin-Benefit Street Partners BDC
  - Overview and Strategy
  - Griffin Capital Team
  - Benefit Street Partners Team
    - Thomas J. Gahan
    - Richard J. Byrne
    - David J. Manlowe
    - Michael E. Paasche
    - Blair Faulstich
  - Independent Directors
  - Risk Factors
- Forms and Literature
- News and Filings



RICHARD J. BYRNE

PRESIDENT

BENEFIT STREET PARTNERS

Mr. Byrne is President of Benefit Street.

CAREER SUMMARY

Prior to joining Benefit Street in April 2013, Mr. Byrne was Chief Executive Officer of Deutsche Bank Securities, Inc. He was also the Global Co-Head of Capital Markets at Deutsche Bank. Before joining Deutsche Bank, Mr. Byrne was Global Co-Head of the Leveraged Finance Group and Global Head of Credit Research at Merrill Lynch & Co. He was also a perennially top-ranked credit analyst.

EDUCATION

Mr. Byrne earned an M.B.A. from the Kellogg School of Management at Northwestern University and a B.A. from Binghamton University.

PERSONAL

Mr. Byrne is a member of the Board of Directors of New York Road Runners.

Griffin Capital | Investment Offerings

GRIFFIN BENEFIT STREET PARTNERS BUSINESS DEVELOPMENT COMPANY

Find your Wholesaling Team | Investor Login

INVESTOR: 888-926-2688 | ADVISOR: 866-788-8614 | CONTACT US

About Griffin-Benefit Street Partners BDC | Forms and Literature | News and Filings | Search...

GRIFFIN-BENEFIT STREET PARTNERS BDC | ABOUT GRIFFIN-BENEFIT STREET PARTNERS BDC | BENEFIT STREET PARTNERS TEAM | DAVID J. MANLOWE

GRIFFIN-BENEFIT STREET PARTNERS BDC

- About Griffin-Benefit Street Partners BDC
  - Overview and Strategy
  - Griffin Capital Team
  - Benefit Street Partners Team
    - Thomas J. Gahan
    - Richard J. Byrne
    - David J. Manlowe
    - Michael E. Paasche
    - Blair Faulstich
  - Independent Directors
  - Risk Factors
- Forms and Literature
- News and Filings



DAVID J. MANLOWE

CHIEF OPERATING OFFICER AND HEAD OF RESEARCH

BENEFIT STREET PARTNERS

Mr. Manlowe is Chief Operating Officer and Head of Research of Benefit Street.

CAREER SUMMARY

Prior to joining Providence in 2010, Mr. Manlowe spent ten years at Deutsche Bank Securities Inc. with multiple positions, including Chief Operating Officer of Global Capital Markets, and served as Chairman of Global Banking Equity Investment Committee and Global Capital Markets Compensation Committee at Deutsche Bank. Before joining Deutsche Bank, Mr. Manlowe spent three years at Paine Webber where he held various positions, including Senior Analyst and two years at NatWest where he held various positions, including Global Sector Head.

EDUCATION

Mr. Manlowe received his Masters of Science degree from the University of California, Berkeley and a Bachelor of Science degree from University of Washington, Seattle.

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Griffin Capital Securities, Inc., Member FINRA/SIPC, is the dealer manager for the Griffin-Benefit Street BDC Corp. offering.

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MICHAEL E. PAASCHE

SENIOR MANAGING DIRECTOR

BENEFIT STREET PARTNERS

Mr. Paasche is a Senior Managing Director of Benefit Street.

CAREER SUMMARY

Prior to joining Providence in 2008, Mr. Paasche spent 13 years at Deutsche Bank Securities Inc. with multiple positions, including Global Head of Leveraged Finance. Before joining Deutsche Bank, Mr. Paasche spent seven years at Prudential Securities where he held various positions, including Managing Director and Head of High Yield.

EDUCATION

Mr. Paasche received his Masters of Business Administration degree from the University of Chicago and a Bachelor of Arts degree from Albion College.

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BLAIR FAULSTICH

MANAGING DIRECTOR AND HEAD OF ORIGINATION

BENEFIT STREET PARTNERS

Mr. Faulstich is Managing Director and Head of Origination of Benefit Street.

CAREER SUMMARY

Prior to joining Benefit Street Partners in 2011, Mr. Faulstich was a managing director and co-head of media and communications investment banking at Citadel Securities. Previously, he was a managing director in the media and communications investment banking group at Merrill Lynch. Mr. Faulstich held various positions at Deutsche Bank Alex.Brown in the media investment banking group. Before joining Alex. Brown in 1997, Mr. Faulstich spent three years at Arthur Andersen.

EDUCATION

Mr. Faulstich received his Masters of Business Administration degree from Cornell University and a Bachelor of Arts degree from Principia College.

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    - Buford Ortale
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INDEPENDENT DIRECTORS

GB-BDC's independent board members each possess three decades of hands-on experience in the capital markets, having worked at leading Wall Street investment banks in fixed income, research, credit analysis, investment banking and principal investing capacities, as well as serving in leadership positions and on boards of directors at prominent public and private companies.


Dennis Schaney
Independent Director


M. Brent Stevens
Independent Director


Buford Ortale
Independent Director



DENNIS SCHANEY

INDEPENDENT DIRECTOR

CAREER SUMMARY

Mr. Schaney served as Managing Director and Head of High Yield and Senior Loans of Morgan Stanley Investment Management Limited from 2008 to 2010 and also served as the Co-Head of Morgan Stanley Credit Partners. During this time, he oversaw assets under management, including leveraged loans, high yield bonds and mezzanine investments across a variety of investment vehicles including closed and open-end funds, CLOs and separate accounts for institutional investors. Since 2010, Mr. Schaney has been in retirement. From 2003 to 2007, he served as Managing Director and Head of Fixed Income at Credit Suisse Group AG, during which time he oversaw global fixed income portfolio management professionals and was a member of senior management and the executive committee. Mr. Schaney also served as Managing Director and Co-Head of Taxable Credit Research of BlackRock Financial Management Inc. and served as Managing Director, Head of Global Fixed Income, and Head of Leveraged Finance at BlackRock, Inc. from 1998 to 2003. Prior to that, he served as Managing Director and Head of Leveraged Finance at Merrill Lynch & Co. in the Global Fixed Income Research and Economics Department from 1988 to 1998. From 1984 to 1988, Mr. Schaney served as the Managing Director and Global Head of Credit Research First Boston Corporation, and from 1982 to 1984, he served as Vice President and Rating Officer at Standard & Poor's Ratings Services.

EDUCATION

- MBA in Finance, Fairfield University
- BS in Psychology, University of Bridgeport



M. BRENT STEVENS

INDEPENDENT DIRECTOR

Mr. Stevens is the Chief Executive Officer of Peninsula Pacific Strategic Partners LLC, an investment management firm, which through its affiliates oversees and manages investments in gaming and middle market manufacturing, distribution and services companies.

CAREER SUMMARY

Until November 2012, Mr. Stevens was the Chairman and Chief Executive Officer of Peninsula Gaming Corporation, a company which he founded in 1997 and sold to Boyd Gaming Corporation in 2012. From 1990 through 2010 Mr. Stevens was a founding member of the Investment Banking Department at Jefferies & Company, holding various positions, most recently as an Executive Vice President and Head of Capital Markets. He was also a member of the firm's Executive Committee. Mr. Stevens is also a director of SCE, LLC, Brundage-Bone Concrete Pumping and the other portfolio entities owned by Peninsula Pacific and its affiliates. He previously worked in the Investment Banking Department of Drexel Burnham Lambert after beginning his career at KPMG.

EDUCATION

- MBA, Wharton School of Business at the University of Pennsylvania
- BA in Accounting, University of South California

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BUFORD ORTALE

INDEPENDENT DIRECTOR

Mr. Ortale is a private equity investor based in Nashville, TN.

CAREER SUMMARY

He began his post-MBA career with Merrill Lynch's Merchant Banking Group in New York in 1987. He was subsequently a founder and Managing Director of NationsBanc's High Yield Bond Group. He has served as the General Partner of numerous investment partnerships, and has been a principal as well as a board member for many private and public companies. Mr. Ortale is the sole principal of Sewanee Ventures (personal holding company), is the chairman of The Enliven Partnership (a healthcare services firm currently working with over 300 hospitals), is a non-operating financial partner in ARRM, LLC, is a board advisor to Western Express, and the CEO of two technology development firms (Angular Kinetics and PNQR).

EDUCATION

- MBA, Vanderbilt
- BA, The University of the South in Sewanee

SUMMARY RISK FACTORS

- We are a new company and have no operating history.
- We may be considered a "blind pool" offering.
- Our board of directors may change our operating policies and strategies without prior notice or stockholder approval.
- The amount of any distributions we may make is uncertain. Depending on circumstances, portions of the distributions that we make may represent a return of capital to you.
- This is a "best efforts" offering.
- We have the right to suspend our share repurchase program, cease repurchases or terminate the program at any time upon 30 days' notice. We will not commence our share repurchase program until the first full calendar quarter following the one-year anniversary of the date that we satisfy our minimum offering requirement.
- Our shares are not listed on an exchange or quoted through a quotation system, and will not be listed or quoted for the foreseeable future, if ever. Therefore, it is unlikely that you will be able to sell our shares and, if you are able to do so, it is unlikely that you will receive a full return of your invested capital.
- The net asset value of our common stock may fluctuate significantly.
- Our investments in lower rated loans and debt instruments, including in unrated debt, may subject us to greater risk of loss of principal and interest.
- Our portfolio companies may incur debt that ranks above or equally with our investments in such companies.
- If we borrow money, the potential for loss on amounts invested in us will be magnified and may increase the risk of investing in us, among other things.
- GBA has no prior experience managing a BDC or a RIC.
- We may be obligated to pay the Adviser incentive compensation even if we incur a loss and may pay more than 20% of our net capital gains.
- GBA, Benefit Street and their respective affiliates, including our officers and some of our directors, will face conflicts of interest caused by compensation arrangements with us and our affiliates.
- We may be obligated to pay GBA incentive compensation even if we incur a net loss due to a decline in the value of our portfolio.
- Regulations governing our operation as a BDC may limit our ability to, and the way in which we, raise additional capital, which could have a material adverse impact on our liquidity, financial condition and results of operations.
- If we do not invest a sufficient portion of our assets in qualifying assets, we could fail to qualify as a BDC or be precluded from investing according to our current business strategy.
- If we cannot obtain debt or equity financing on acceptable terms, our ability to acquire investments and to expand our operations will be adversely affected.
- We will be subject to corporate-level income tax if we are unable to qualify as a RIC under Subchapter M of the Code or to satisfy RIC distribution requirements.
- Investing in our common stock involves a high degree of risk.

- Investing in our common stock involves a high degree of risk.

- An investment in GB-BDC Corp. involves the payment of substantial fees and ongoing expenses to our adviser and its affiliates, and unaffiliated third parties, including a 2% base management fee and 20% incentive fee. In addition, we will pay selling commissions of up to 7% to participating third-party broker-dealers and a dealer manager fee of 3%, a portion of which may be reallowed to participating third-party broker-dealers, and may incur offering expenses of up to 1.5% of the offering price. We currently expect our annual expenses to be approximately 7.7% of our average net assets. See pages 23-29 of the prospectus for more information on these fees and expenses and any prospectus supplements.

Please see "Risk Factors" in the Prospectus for additional risks related to investing in shares of our common stock.

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FORMS AND LITERATURE

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SUBSCRIPTION AGREEMENT
INSTRUCTIONS TO INVESTORS

SUBSCRIPTION AGREEMENT

Content: **Investor Forms**
Last updated: **January 27, 2015**

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PROSPECTUS
Griffin-Benefit Street Partners BDC Corp.

PROSPECTUS

Content: **Marketing Materials**
Last updated: **April 14, 2015**

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Griffin-Benefit Street Partners BDC

BROCHURE

Content: **Marketing Materials**
Last updated: **March 05, 2015**

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INVESTOR FACT SHEET

INVESTOR FACT SHEET

Content: **Marketing Materials**
Last updated: **March 31, 2015**

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GRIFFIN
BENEFIT STREET PARTNERS
BUSINESS DEVELOPMENT COMPANY

SUB-ADVISED BY:

BENEFIT STREET PARTNERS L.L.C.
A PROVIDENCE EQUITY PARTNERS L.L.C. AFFILIATE

GRIFFIN-BENEFIT STREET PARTNERS BDC








GRIFFIN-BENEFIT STREET PARTNERS BDC CORP. RISK FACTORS

- We are a new company and have no operating history.
- We may be considered a "blind pool" offering.
- Our board of directors may change our operating policies and strategies without prior notice or stockholder approval.
- The amount of any distributions we may make is uncertain. Depending on circumstances, portions of the distributions that we make may represent a return of capital to you.
- This is a "best efforts" offering.
- We have the right to suspend our share repurchase program, cease repurchases or terminate the program at any time upon 30 days' notice. We will not commence our share repurchase program until the first full calendar quarter following the one-year anniversary of the date that we satisfy our minimum offering requirement.
- Our shares are not listed on an exchange or quoted through a quotation system, and will not be listed or quoted for the foreseeable future, if ever. Therefore, it is unlikely that you will be able to sell our shares and, if you are able to do so, it is unlikely that you will receive a full return of your invested capital.
- The net asset value of our common stock may fluctuate significantly.
- Our investments in lower rated loans and debt instruments, including in unrated debt, may subject us to greater risk of loss of principal and interest.
- Our portfolio companies may incur debt that ranks above or equally with our investments in such companies.
- If we borrow money, the potential for loss on amounts invested in us will be magnified and may increase the risk of investing in us, among other things.
- GBA has no prior experience managing a BDC or a RIC.
- We may be obligated to pay GBA incentive compensation even if we incur a loss and may pay more than 20% of our net capital gains.
- GBA, Benefit Street and their respective affiliates, including our officers and some of our directors, will face conflicts of interest caused by compensation arrangements with us and our affiliates.
- We may be obligated to pay GBA incentive compensation even if we incur a net loss due to a decline in the value of our portfolio.
- Regulations governing our operation as a BDC may limit our ability to, and the way in which we, raise additional capital, which could have a material adverse impact on our liquidity, financial condition and results of operations.
- If we do not invest a sufficient portion of our assets in qualifying assets, we could fail to qualify as a BDC or be precluded from investing according to our current business strategy.
- If we cannot obtain debt or equity financing on acceptable terms, our ability to acquire investments and to expand our operations will be adversely affected.
- We will be subject to corporate-level income tax if we are unable to qualify as a RIC under Subchapter M of the Code or to satisfy RIC distribution requirements.
- Investing in our common stock involves a high degree of risk.
- An investment in GB-BDC Corp. involves the payment of substantial fees and ongoing expenses to our adviser and its affiliates, and unaffiliated third parties, including a 2% base management fee and 20% incentive fee. In addition, we will pay selling commissions of up to 7% to participating third-party broker-dealers and a dealer manager fee of 3%, a portion of which may be reallowed to participating third-party broker-dealers, and may incur offering expenses of up to 1.5% of the offering price. We currently expect our annual expenses to be approximately 7.7% of our average net assets. See pages 23-29 of the prospectus for more information on these fees and expenses and any prospectus supplements.

Please see "Risk Factors" in the Prospectus for additional risks related to investing in shares of our common stock.

What is a BDC?

Business development companies ("BDCs") are closed-end fund investment vehicles created by Congress in 1980 to stimulate capital flows to small and mid-sized private U.S. companies, or the so-called "middle market." BDCs primarily make loans to middle market companies, and are designed to be pass-though vehicles, meaning that 90% of taxable income from the BDC's investments must be distributed to shareholders, typically in the form of monthly or quarterly dividends. BDCs must comply with quarterly reporting requirements, meaning that investors receive detailed financial information disclosures periodically.

What is the Middle Market?

The middle market, typically companies with EBITDA between $10 million and $1 billion, is arguably the backbone of the U.S. economy. According to a leading industry research organization,[1] the U.S. middle market:

1. includes nearly 200,000 businesses
2. provides 1/3 of all U.S. jobs
3. accounts for nearly 33% of private sector GDP
4. generates more than $10 trillion in annual revenue
5. if it were a country, would be the 5th largest global economy

[1] National Center for the Middle Market, in collaboration with Ohio State University Fisher College of Business and GE Capital, 4Q 2014 infographic.

Non-Traded BDCs Tend to Focus on Senior Credit Investments

Most publicly registered non-traded BDCs tend to focus their investment activity at the top of the capital stack on senior loans. The term "capital stack" refers to the combination of a company's debt and equity securities. As is shown in the chart below, those loans with the lowest relative risk and which are first in line for repayment priority are called senior secured loans. Secured loans are backed by hard assets such as property, inventory and equipment. Senior liens lack specific security collateral, but are next most senior in repayment priority. Non-traded BDCs typically allocate a majority of their investments into senior secured and senior lien assets, but they also invest in potentially higher return, higher risk securities such as subordinated and convertible debt and equity.


RELATIVE RISK
PAYMENT PRIORITY
LOWER RISK
HIGHER RISK
HIGHER PRIORITY
LOWER PRIORITY
Senior Secured
Senior Lien
Subordinated & Mezzanine
Hybrid: Convertible Bonds, Debt with Warrants
Equity

[3] Investment Program Association.

[4] There is no guarantee a BDC will be able to pay and may fund distributions from offering proceeds, borrowings and sources other than cash flow from operations.

How It Works: The Lifecycle of a BDC[3]

1. Creation of BDC



- BDC is formed through registration with the SEC and other appropriate regulators
- BDC is typically managed by an external advisor

2. Individuals Invest



- BDC raises funds from individual investors
- These funds are pooled together

3. BDC Invests and Builds Portfolio



- BDC screens and identifies potential investments, and makes loans and/or equity investments in selected companies to build its portfolio

4. BDC Intends to Provide Returns to Investors[4]



- BDC may offer potential periodic distributions
- Income from the interest payments on loans, and/or dividends and appreciation on equity is returned to investors in the form of distributions during the life cycle of the fund

5. Potential Liquidity to Investors[5]



BDCs typically provide liquidity to investors by completing a liquidity event within or up to approximately 5 to 7 years. Such an event can include:

- Listing on a national securities exchange;
- Sale of all or substantially all of its assets followed by a liquidation; or
- Merger or another transaction in which shareholders receive cash or securities of a publicly traded company.

[5] Non-traded (or non-listed) BDCs are not traded on a securities exchange and therefore have limited liquidity. Non-traded BDCs are not obligated to effectuate a liquidity event/exit by a specified date, so it may be difficult for investors to sell shares. Additionally, there is no guarantee of a successful liquidity event, profit, or exit. Investors should consider that they may not have immediate access to the money they invest for an indefinite period.

Griffin-Benefit Street Partners BDC ("GB-BDC") is a non-traded business development company that primarily invests in senior debt securities issued by U.S. companies primarily in the middle market with approximately $5 million to $100 million of EBITDA. GB-BDC expects to maintain a strong focus on credit quality, including a high level of investment discipline and selectivity, and invest in fundamentally sound private U.S. companies primarily in the middle market. GB-BDC expects to originate its debt investments by leveraging Benefit Street Partners L.L.C.'s and Providence Equity Partners L.L.C.'s nation-wide networks of relationships, including those in the media and communications industries. **With a single investment in GB-BDC, individual investors can gain access to credit-oriented investments and have the opportunity for both current income[2] and, to a lesser extent, capital appreciation, which we believe can provide a measure of protection against inflation in a rising interest rate environment.**

[2] Distributions are not guaranteed, and may be funded from offering proceeds, borrowings or sources other than cash flow from operations.

We believe that one of the reasons BDCs offer attractive potential returns is the secular change in middle market lending.

Specifically, we believe that the following trends, which have occurred over the past several years, will continue:

- consolidation within the banking sector,
- a coming wave of middle market loan maturities, and
- wider spreads, lower defaults and lower loan losses experienced by middle market loans (as compared with larger corporate loans).

As Banks Consolidate, Non-Banks Expand, and Loan Maturities Increase

Over the past 15 years, increased regulation including higher reserve and capital requirements and new limits on risk investments have been imposed upon banks and other financial institutions. As a result, many of these lenders have closed, downsized or otherwise reduced their lending activities. This is especially true in the middle market, and non-bank lenders have taken advantage of this opportunity and increased their market share.

The chart to the right reflects this shift in market share between banks and non-banks. In 2002, 69% of middle market loans were issued through banks; that amount dropped to 12% in the first half of 2014. During that same time period, non-banks' market share grew from 31% to 88%.[6]

Shift in Market Share from Banks to Non-Banks[6]


Decreasing Market Share of Banks
31%
69%
83%
17%
88%
12%
Growing Market Share Captured by Non-Banks
2002
2013
1H 2014
Non-Banks
Banks (U.S. and non-U.S.)

This significant shift in market share to non-banks comes at an opportune time. As is shown in the chart to the right, in the next several years middle market loan maturities will increase substantially, creating extensive refinancing opportunities.

Middle Market Loan Maturities[6]


$140b
$120b
$100b
$80b
$60b
$40b
$20b
2015
2016
2017
2018
2019
2020
Non-Sponsored
Sponsored

[6] S&P LCD, SDC, Reuters. Middle market defined as issuers with EBITDA of $50 million or less. Data reflects share of non-bank investors in middle market leveraged loans. EBITDA is a company's earnings before interest, taxes, depreciation, and amortization.

Wider Spreads and Lower Leverage in Middle Market Loans

As is shown in the chart below left, middle market loans consistently offer higher spreads than those of large liquid loans. The chart on the lower right shows that middle market loans are made at lower leverage multiples, on average, than are large corporate loans.

Institutional Middle Market vs. Large Corporate Avg. Load Spreads[7]


All-in-yield (3-year)
13%
11%
9%
7%
5%
3%
Middle Market
Large Corporate
1Q02
3Q02
1Q03
3Q03
1Q04
3Q04
1Q05
3Q05
1Q06
3Q06
1Q07
3Q07
1H08
1H09
4Q09
2Q10
4Q10
2Q11
4Q11
2Q12
4Q12
2Q13
4Q13
2Q14

Total Debt/EBITDA for Middle Market and Large Corporate LBO Loans[8]


6.5x
6.0x
5.5x
5.0x
4.5x
4.0x
3.5x
3.0x
Large Corporate
Middle Market
1997
1998
1999
2000
2001
2002
2003
2004
2005
2006
2007
2008
2009
2010
2011
2012
2013
1Q14

Lower Loan Default and Loss in Middle Market Lending

Middle market loans exhibited lower default rates and lower loss rates from 1995 to 2012. Combining these facts with the higher spreads and lower leverage multiples shown in the charts above illustrates the potentially attractive risk-reward opportunity represented by non-bank middle market lending.

Senior Loan Default Rates by Loan Size[9]


2.7%
6.3%
6.7%
6.5%
Middle Market <$100MM
$100-249MM
$250-499MM
$500MM or greater

Average Culmulative Loss by Loan Size[10]


0.8%
1.2%
1.3%
Middle Market <$250MM
$250-499MM
$500MM or greater

(7) All-in-yields include LIBOR + Spread + OID after 1H08, and include LIBOR + Spread for the preceding period. Source: Thomson Reuters LPC's Middle Market 3Q14 Review.
(8) S&P Capital 1Q 2014 High-End MM Lending Review. Middle Market Issuers are defined with EBITDA of <$50mm, Large Corporate Issuers have EBITDA >$50MM. LBO, or Leveraged Buyout, is the acquisition of another company using a significant amount of borrowed money to meet acquisition costs reducing the amount of capital commitment. Source: Thomson Reuters LPC's Middle Market 3Q14 Review.
(9) S&P LCD. Annualized cumulative institutional default rates through Q1 2014 by deal size comprised of loans closed between 1995-2012.
(10) S&P LCD and S&P Credit Pro. Annualized cumulative loss rates for period 1995-2012.

Synergistic Partnership

GRIFFIN CAPITAL CORPORATION and BENEFIT STREET PARTNERS L.L.C.

have formed a strategic partnership to take advantage of the distinct competencies of each organization and deliver a potentially attractive business development company investment vehicle to individual investors.

ADVISOR:
GRIFFIN CAPITAL ADVISOR, LLC

Griffin Capital BDC Advisor, LLC ("GBA"), an indirect subsidiary of Griffin Capital Corporation ("GCC"), serves as the investment advisor to GB-BDC. GBA is primarily responsible for managing all day-to-day operations and providing investment advisory and management services to GB-BDC, including reviewing and approving investments. GCC is a privately-held, Los Angeles headquartered investment and management company with a 20-year track record sponsoring real estate investment vehicles and managing institutional capital. GCC is led by senior executives, each with more than two decades of real estate and capital markets experience who have collectively closed transactions representing over $20 billion in value. Griffin Capital and affiliates, through the end of 2014, owned, managed, sponsored and/or co-sponsored an institutional-quality portfolio of commercial real estate located in the United States and the United Kingdom, representing approximately $6.7[11] billion in asset value. Additional information about GCC is available at www.griffincapital.com.

SUB-ADVISOR:
BENEFIT STREET PARTNERS L.L.C.

Benefit Street Partners L.L.C. ("BSP") serves as the Sub-Advisor to GB-BDC. BSP is primarily responsible for assisting with sourcing, originating, conducting due diligence on, and recommending investments to GBA. BSP and its affiliates manage assets across a broad range of credit strategies including middle market private debt, long-short liquid credit, long-only credit and commercial real estate debt. BSP has a team of approximately 84 employees, including 44 investment professionals, which collectively provide a debt investment management capability by combing industry knowledge and relationships with credit markets expertise. BSP has capabilities across the full credit spectrum – from subordinated and mezzanine to senior secured debt – and has expertise investing through multiple business cycles. BSP is an affiliate of Providence Equity Partners L.L.C. ("Providence"), a leading global sector-focused private equity firm. Founded over 25 years ago, Providence has invested in over 140 companies, currently has over $40 billion in capital under management in its equity and credit platforms, and is recognized as a world leader in the media and communications sectors.

[11] Includes Griffin-American Healthcare REIT II, Inc. (GAHR II) which merged with NorthStar Realty Finance Corporation in December 2014. Griffin Capital's co-sponsor in GAHR II continues to manage that portfolio.

Disciplined & Thorough Due Diligence & Investment Process

Proprietary Investment Process

BSP has developed a rigorous multi-step vetting process for new investment opportunities that includes a keen focus on downside protection, comprehensive fundamental due diligence on the potential borrower and their business, and negotiation of a robust credit agreement documentation package.


Sourcing
• Assess information advantage
• Meet management teams
• Create preliminary model
Rigorous Pre-Screening
Structuring
• Sign Non-Disclosure Agreement (NDA)
• Negotiate preliminary term sheet
Pre-Investment Committee Discussion
Full Due Diligence
• Comprehensive evaluation
• Risk/return assessment (absolute & relative)
• Negotiate credit agreement; draft documentation
Investment Committee Approval
Investment & Monitoring
• Highly selective process
• Active portfolio monitoring

Institutional Risk Management and Support Infrastructure

Since 2008, BSP and its affiliates have managed billions of dollars for institutional investors in a series of multi-strategy funds, and during that time the firm has honed a risk management process that begins in initial diligence and continues after loan funding with regular meetings to assess and monitor individual transactions as well as the overall fund portfolios. BSP believes its below market loan default and loss experience is a direct reflection of the firm-wide focus on identifying and structurally mitigating downside risk. The risk management system, together with the firm's investment, trading, accounting, operations, compliance and investor reporting systems, are supported by more than 20 of BSP's employees; this substantial allocation of resources is indicative of the robust infrastructure BSP has built.

Direct-originated non-sponsor lending focus

One key element of GB-BDC's investment strategy is the intended emphasis on direct-originated, non-sponsor, senior loans to middle market U.S. companies. In BSP's experience, the extra time and effort required to find and thoroughly underwrite non-sponsor loans to middle market companies is more than compensated for by the ability to structure customized lending solutions, with an attractive interest rate, frequently with downside covenant protection and often multiple sources of upside potential. **We believe that fewer competitors typically translates into more favorable terms for the lender.**

Spectrum of Lending Opportunities

(Defined Terms can be found at the bottom of page 7.)

		Intended Focus of GB-BDC	
	Large, Syndicated Loans	**Middle Market "Sponsored-Backed"** [12]	**Middle Market "Non-Sponsor"** [12]
Competition	**Higher**	**Moderate**	**Lower**
Targeted Interest Rate	**Lower**	**Moderate**	**Higher**
Sources of Additional Return	OID	OID	OID PIK Call protection Warrants/equity participation
Covenants	Limited/ covenant-lite	Traditional maintenance covenants	Traditional maintenance and bespoke covenants
Scope of Due Diligence	**Low** (Limited)	**Moderate** (1 month)	**High** (3 months)

Note: Views expressed are those of Benefit Street. Actual terms in overall market may vary. Past performance does not indicate future results.

Sources of Additional Return

GB-BDC intends to pursue direct-originated, non-sponsor loans which offer the opportunity to create customized loan terms, including sources of additional return above and beyond the coupon or interest rate charged to the borrower. In nearly every direct-originated non-sponsor middle market loan that BSP has underwritten over the past several years, they have been able to negotiate one or more of the following sources of additional return, what we call return enhancement vehicles, or REV's:

- **OID:** OID or original issue discount is the discount from par value (or 100 cents on the dollar) where the lender funds a loan, typically expressed as a number, e.g. 98. Since the borrower is obligated to pay back the loan at par, or 100, the OID in this example is 2 points (100-98).
- **PIK:** PIK or "payment in kind" is a non-cash payment which accrues each period, e.g. a loan has an interest rate or coupon of 7% and 2% PIK, meaning that the borrower pays 7% interest in cash but an additional 2% can accrue every payment period and must be paid back at loan maturity.
- **Call protection:** Call protection is a premium or penalty the borrower must pay to the lender to pay off the loan before contractual maturity; a typical call protection feature might be "prepayable at 107 in year 1, 105 in year 2, 102 in year 3."
- **Warrants/equity participation:** Warrants or conversion options and features give the lender the right to purchase or convert into equity of the borrower at a pre-determined, generally favorably price.

[12] "Sponsor-backed" loans are those originated by large, generally sophisticated, private equity companies, including broadly syndicated debt. While additional forms of upside can be found in middle market "sponsor-backed" deals, they are less common than in middle market "non-sponsor" deals.

Proprietary Sourcing

We anticipate GB-BDC will be able to pursue an investment focus on direct-originated, non-sponsor loans because BSP has established a proprietary sourcing network. As shown in the chart below, this network is comprised of longstanding relationships between BSP's senior management team and influential participants in U.S. middle market lending. These relationships supplement BSP's in-house credit origination team and industry-focused research effort.

Network of BSP Relationships & Transaction Sourcing


BSP Credit Origination Team
Boutique Investment Banks
BSP In-house Research
GRIFFIN
BENEFIT STREET PARTNERS
BUSINESS DEVELOPMENT COMPANY
Management Teams
Law, Accounting, Brokerage & Refinancing Firms
Providence Equity Senior Advisors & CEOs

BSP Proprietary Deal Flow

BSP believes that this network has sourced a majority of their direct middle market lending opportunities in the past several years, and GB-BDC intends to continue leveraging this proprietary deal flow to uncover lending opportunities not broadly marketed to competitors, increasing GB-BDC's opportunity to generate attractive risk-adjusted returns.


Competitive
Proprietary(13)

Mix of Historical BSP Deal Flow

Defined Terms:

- **Direct-originated loans** are those where the borrower only approached one or a small handful of lenders.
- **Non-sponsor** refers to companies that are not owned or represented by a private equity firm.
- **Sponsor backed** refers to companies owned or represented by a (typically sophisticated) private equity firm.
- **Large syndicated loans** are larger in scale and are typically marketed to a large number of potential investors.

(13) A proprietary deal is defined as a non-broadly syndicated opportunity that is sourced through BSP's extensive network or close relationship.

Significant Sector Experience

GB-BDC plans to build a diversified portfolio of loans to middle market companies engaged in a broad cross section of industries, including taking advantage of BSP's and Providence's multi-decade experience, deep industry knowledge and insight into the media and communications sectors. Notably:

- Together with technology, media and communications have accounted for almost one third of recent M&A activity[14] (see pie chart below). M&A activity is a key driver of lending opportunities.
- These two sectors are in the middle of global megatrends reshaping our economy, including the massive shift from off- to on-line digital content, the substantial increase of mobile data traffic and the expansion of broadband infrastructure to store and transmit this data.[15] These changes give rise to lending opportunities.
- Both BSP and Providence have established reputations as a trusted source of capital and strategic expertise for growing companies in these sectors. We believe that when borrowers view BSP as able to provide strategic assistance in addition to capital, they are often less sensitive to the cost of that capital.

Dynamic Media & Communication Sectors

MEDIA | HOURS USAGE PER DAY[16]

2013

11.5 HOURS

- Massive off-line to on-line shift for media content
- Media consumption growth due to proliferation of mobile devices and expanding middle class
- Focus on exploiting premium content in traditional and new media

COMMUNICATION | % USAGE IN A DAY[16]

2013

55% PERCENT

- Exponential growth in mobile traffic/usage
- Unprecedented demand for 24/7 access
- Focus on towers, fiber and big data market

TMT is the abbreviation for telecommunications, media and technology, the way that Wall Street refers to this dynamic and rapidly-growing sector.

2013 U.S. M&A Deal Activity by Sector[14]

TMT: 32%
Consumer Products: 23%
Industrial: 17%
Retail: 9%
Service/Education: 7%
Financial Services: 6%
Energy & Utilities: 3%
Healthcare: 2%


TMT
32%

[14] Bain & Company, proprietary U.S. LBO deal database.
[15] EMC, Cisco.
[16] Providence Equity Partners (based on proprietary market data).

Griffin-Benefit Street Partners BDC Corp. ("GB-BDC") intends to primarily invest:

- in secured debt (including senior secured, unitranche and second lien debt) and unsecured debt (including senior unsecured and subordinated debt), as well as equity and equity related securities issued by private U.S. companies primarily in the middle market and public U.S. companies with market equity capitalization of less than $250 million,
- with a strong focus on credit quality, including a high level of investment discipline and selectivity. GB-BDC intends to originate its debt investments by leveraging BSP's and Providence's nationwide networks of relationships, including those in the media and communications industries, and
- in transactions where GB-BDC is able to participate in value enhancement features such as original issue discount, payment in kind, call protection and warrants designed to enhance returns above the coupon of the loans.


Benefits of investing in a BDC
Current opportunity in middle market lending
Expertise and focus of GB-BDC
Attractive investment option for individuals

GRIFFIN
BENEFIT STREET PARTNERS
BUSINESS DEVELOPMENT COMPANY

Speak with your financial professional or visit **www.griffincapital.com** to learn more about Griffin-Benefit Street Partners BDC.

GRIFFIN CAPITAL SECURITIES
guardians of wealth

18191 Von Karman Avenue
Suite 300
Irvine, California 92612
949.270.9300

www.griffincapital.com

Not a deposit	May lose value	No bank guarantee
Not insured by the FDIC, NCUA or any other government agency		

Griffin Capital Securities, Inc. member FINRA/SIPC, is the dealer manager for the Griffin-Benefit Street Partners BDC Corp. offering.

GRIFFIN
BENEFIT STREET PARTNERS
BUSINESS DEVELOPMENT COMPANY

INVESTOR FACT SHEET

Please see the prospectus for more detailed information.

INVESTMENT STRATEGY

Griffin-Benefit Street Partners BDC Corp. ("GB-BDC") intends to primarily invest:

- in secured debt and unsecured debt as well as equity and equity related securities issued by private U.S. companies primarily in the middle market, as well as public U.S. companies with market equity capitalization of less than $250 million,
- with a strong focus on credit quality, including a high level of investment discipline and selectivity,
- originating its debt investments by leveraging Benefit Street Partners L.L.C.'s and Providence Equity Partners L.L.C.'s nationwide networks of relationships, including those in the media and communications industries, and
- in transactions where GB-BDC is able to participate in return enhancement features such as original issue discount (OID), payment in kind (PIK), call protection and warrants designed to enhance returns above the coupon of the loans.

INVESTMENT OBJECTIVES

GB-BDC is designed to primarily provide:

- current income,
- portfolio diversification,
- and, to a lesser extent, capital appreciation.

We believe our product will offer investors:

- low correlation to the U.S. stock market and
- a measure of protection against inflation and rising interest rates.

Offering Type	Business Development Company
Advisor	Griffin Capital BDC Advisor, LLC
Sub Advisor	Benefit Street Partners L.L.C.
Primary Offering Size	$1.5 billion
Offering Price Per Share	Initial price of $10 per share
Re-Pricing	In connection with each weekly closing on the sale of common stock, if the then-current net asset value ("NAV") increases and is above our offering price, then the offering price will be adjusted accordingly. The offering price may also be adjusted in the event of a material decline in NAV, which is considered a 2.5% decrease below the then-current offering price.
Investment Amount	Minimum Initial Investment: $2,500 Minimum Initial IRA Investment: $1,500
Distribution Reinvestment Price	95% of the public offering price
Distribution Frequency	Declared monthly, paid monthly or quarterly[1]
Share Repurchase Program	90% of the public offering price in effect on such repurchase date[2]
Investor Suitability	A net worth of at least $250,000; or a gross income of at least $70,000 and a net worth of at least $70,000. (Higher suitability in AL, ID, IA, KS, KY, MA, ME, ND, NE, NJ, NM, OK, OR, TN, and VT; please consult prospectus).
Tax Reporting	Form 1099
Liquidity Strategy[3]	Intends to complete a liquidity event within approximately 5 years following the completion of the offering. Such an event could include: • A listing on a national securities exchange; • Sale of all or substantially all of GB-BDC's assets followed by a liquidation; or • Merger or another transaction in which shareholders will receive cash or securities of a publicly-traded company.
Valuation Frequency	Assets valued quarterly and at such other times that an event occurs that materially affects the valuation.

[1] Subject to our board of directors' discretion and applicable legal requirements.

[2] The share repurchase program has limitations including that, during any calendar year, we will not redeem in excess of 10% of the weighted average number of shares outstanding during the prior calendar year and cash available for share redemptions will be limited to proceeds from the sale of shares pursuant to our distribution reinvestment plan. Additionally, our board of directors may choose to amend, suspend or terminate our share repurchase program upon 30 days notice at any time. The share repurchase program will begin one year after the minimum offering requirement is met.

[3] Because there is no public trading market for shares of GB-BDC's common stock and it is not obligated to effectuate a liquidity event by a specified date, it may be difficult to sell shares of GB-BDC's common stock.

GRIFFIN
BENEFIT STREET PARTNERS
BUSINESS DEVELOPMENT COMPANY

UNDERSTANDING INVESTMENT RISKS

- We are a new company and have no operating history.
- We may be considered a "blind pool" offering.
- Our board of directors may change our operating policies and strategies without prior notice or stockholder approval.
- The amount of any distributions we may make is uncertain. Depending on circumstances, portions of the distributions that we make may represent a return of capital to you.
- This is a "best efforts" offering.
- We have the right to suspend our share repurchase program, cease repurchases or terminate the program at any time upon 30 days' notice. We will not commence our share repurchase program until the first full calendar quarter following the one-year anniversary of the date that we satisfy our minimum offering requirement.
- Our shares are not listed on an exchange or quoted through a quotation system, and will not be listed or quoted for the foreseeable future, if ever. Therefore, it is unlikely that you will be able to sell our shares and, if you are able to do so, it is unlikely that you will receive a full return of your invested capital.
- The net asset value of our common stock may fluctuate significantly.
- Our investments in lower rated loans and debt instruments, including in unrated debt, may subject us to greater risk of loss of principal and interest.
- Our portfolio companies may incur debt that ranks above or equally with our investments in such companies.
- If we borrow money, the potential for loss on amounts invested in us will be magnified and may increase the risk of investing in us, among other things.
- GBA has no prior experience managing a BDC or a RIC.
- We may be obligated to pay GBA incentive compensation even if we incur a loss and may pay more than 20% of our net capital gains.
- GBA, Benefit Street and their respective affiliates, including our officers and some of our directors, will face conflicts of interest caused by compensation arrangements with us and our affiliates.
- We may be obligated to pay GBA incentive compensation even if we incur a net loss due to a decline in the value of our portfolio.
- Regulations governing our operation as a BDC may limit our ability to, and the way in which we, raise additional capital, which could have a material adverse impact on our liquidity, financial condition and results of operations.
- If we do not invest a sufficient portion of our assets in qualifying assets, we could fail to qualify as a BDC or be precluded from investing according to our current business strategy.
- If we cannot obtain debt or equity financing on acceptable terms, our ability to acquire investments and to expand our operations will be adversely affected.
- We will be subject to corporate-level income tax if we are unable to qualify as a RIC under Subchapter M of the Code or to satisfy RIC distribution requirements.
- Investing in our common stock involves a high degree of risk.

Please see "Risk Factors" in the Prospectus for additional risks related to investing in shares of our common stock.

THIS IS NEITHER AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY THE SECURITIES REFERENCED HEREIN. AN OFFERING IS MADE ONLY BY THE PROSPECTUS.

THIS SALES AND ADVERTISING LITERATURE MUST BE READ IN CONJUNCTION WITH THE PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. A COPY OF THE PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH THIS OFFERING. ADDITIONAL COPIES OF THE PROSPECTUS MAY BE OBTAINED BY CONTACTING GRIFFIN CAPITAL SECURITIES, INC. AT (949) 270-9300.

[4] Includes Griffin-American Healthcare REIT II, Inc. (GAHR II) which merged with NorthStar Realty Finance Corporation in December 2014. Griffin Capital's co-sponsor in GAHR II continues to manage that portfolio.

INVESTMENT MANAGERS

ADVISOR:
GRIFFIN CAPITAL BDC ADVISOR, LLC

Griffin Capital BDC Advisor, LLC ("GBA"), an indirect subsidiary of Griffin Capital Corporation ("GCC"), serves as the investment advisor to GB-BDC. GBA is primarily responsible for managing all day-to-day operations and providing investment advisory and management services to GB-BDC, including reviewing and approving investments. GCC is a privately-held, Los Angeles headquartered investment and management company with a 20-year track record sponsoring real estate investment vehicles and managing institutional capital. GCC is led by senior executives, each with more than two decades of real estate and capital markets experience who have collectively closed transactions representing over $20 billion in value. Griffin Capital and affiliates, through the end of 2014, owned, managed, sponsored and/or co-sponsored an institutional-quality portfolio of commercial real estate located in the United States and the United Kingdom, representing approximately $6.7[4] billion in asset value. Additional information about GCC is available at www.griffincapital.com.

SUB-ADVISOR:
BENEFIT STREET PARTNERS L.L.C.

Benefit Street Partners L.L.C. ("BSP") serves as the Sub-Advisor to GB-BDC. BSP is primarily responsible for assisting with sourcing, originating, conducting due diligence on, and recommending investments to GBA. BSP and its affiliates manage assets across a broad range of credit strategies including middle market private debt, long-short liquid credit, long-only credit and commercial real estate debt. BSP has a team of approximately 84 employees, including 44 investment professionals, which collectively provide a debt investment management capability by combing industry knowledge and relationships with credit markets expertise. BSP has capabilities across the full credit spectrum – from subordinated and mezzanine to senior secured debt – and has expertise investing through multiple business cycles. BSP is an affiliate of Providence Equity Partners L.L.C. ("Providence"), a leading global sector-focused private equity firm. Founded over 25 years ago, Providence has invested in over 140 companies, currently has over $40 billion in capital under management in its equity and credit platforms, and is recognized as a world leader in the media and communications sectors.







GRIFFIN-BENEFIT STREET PARTNERS BDC NEWS



FEBRUARY 02, 2015

GRIFFIN-BENEFIT STREET PARTNERS BDC CORP. DECLARED EFFECTIVE BY THE SEC

Griffin-Benefit Street Partners BDC Corp. Declared Effective by the SEC **Read More**

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FILING DATE	FILING	DESCRIPTION	DOWNLOAD
06 Apr 15	497	Definitive materials filed by investment companies.	
03 Apr 15	8-K	Current report filing	
31 Mar 15	10-K	Annual Report	
30 Mar 15	497	Definitive materials filed by investment companies.	
02 Feb 15	8-K	Current report filing	
02 Feb 15	497AD	Filing by certain investment companies of Rule 482 advertising in accordance with Rule 497 and the NOTE to Rule 482(e)	
22 Jan 15	497	Definitive materials filed by investment companies.	
21 Jan 15	3	Initial Statement of Beneficial Ownership	
21 Jan 15	3	Initial Statement of Beneficial Ownership	
21 Jan 15	3	Initial Statement of Beneficial Ownership	
21 Jan 15	EFFECT	Effectiveness Order	
20 Jan 15	3	Initial Statement of Beneficial Ownership	
20 Jan 15	3	Initial Statement of Beneficial Ownership	
20 Jan 15	3	Initial Statement of Beneficial Ownership	
20 Jan 15	3	Initial Statement of Beneficial Ownership	

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FILING DATE	FILING	DESCRIPTION	DOWNLOAD
20 Jan 15	3	Initial Statement of Beneficial Ownership	
20 Jan 15	3	Initial Statement of Beneficial Ownership	
20 Jan 15	3	Initial Statement of Beneficial Ownership	
20 Jan 15	3	Initial Statement of Beneficial Ownership	
20 Jan 15	N-2/A	Securities Registration (close-end investment trust)	
20 Jan 15	8-A12G	Securities Registration (section 12(g))	
20 Jan 15	N-54A	Notification of election to be subject to Sections 55 through 65 of the Investment Company Act of 1940 filed pursuant to Section 54 (a) of the Act	
23 Dec 14	N-2/A	Securities Registration (close-end investment trust)	
18 Dec 14	40-APP/A		
25 Nov 14	N-2/A	Securities Registration (close-end investment trust)	
13 Aug 14	N-2/A	Securities Registration (close-end investment trust)	
23 Jul 14	40-APP/A		
06 Jun 14	N-2/A	Securities Registration (close-end investment trust)	
04 Jun 14	N-2	Securities Registration (close-end investment trust)	
04 Jun 14	N-6F	Notice of intent by business development companies to elect to be subject to sections 55 through 65 of the 1940 act	

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2015 PRESS RELEASES

FEBRUARY 02, 2015

GRIFFIN-BENEFIT STREET PARTNERS BDC CORP. DECLARED EFFECTIVE BY THE SEC

Griffin-Benefit Street Partners BDC Corp. Declared Effective by the SEC

NEWS & UPDATES

PRESS RELEASES BY YEAR

MEDIA CONTACT

Jennifer Nahas

Vice President, Marketing
Griffin Capital Corporation

Office Phone: 949-270-9332
Cell Phone: 949-433-6860

jnahas@griffincapital.com



FEBRUARY 02, 2015

GRIFFIN-BENEFIT STREET PARTNERS BDC CORP. DECLARED EFFECTIVE BY THE SEC

Los Angeles, CA and New York, NY - (February 2, 2015) - Griffin-Benefit Street Partners BDC Corp. ("GB-BDC"), a new non-traded business development company, announced that its registration statement for an initial public offering of approximately $1.5 billion in common stock was declared effective by the Securities and Exchange Commission. Griffin Capital Corporation ("Griffin Capital"), GB-BDC's sponsor, and Benefit Street Partners L.L.C. ("BSP"), the credit investment arm of Providence Equity Partners L.L.C. ("Providence"), a leading global, sector-focused private equity firm, are working together to bring GB-BDC to market.

GB-BDC expects to invest in secured debt (including senior secured, unitranche and second lien debt) and unsecured debt (including senior unsecured and subordinated debt), as well as equity and equity related securities issued by private U.S. companies primarily in the middle market and public U.S. companies with market equity capitalization of less than $250 million. GB-BDC intends to originate its debt investments by leveraging BSP and Providence's nationwide network of relationships, including those in the media and communications industries.

David Rupert, President of Griffin Capital and CEO of GB-BDC, commented: "We believe that BSP's industry knowledge and experience coupled with Griffin Capital's industry leadership in asset management and capital raising create a powerful platform." Rupert continued, "We look forward to building this business together."

Richard Byrne, President of BSP added, "This BDC is a logical expansion of our credit platform. We believe our proprietary sourcing network, disciplined investment process and credit expertise can be leveraged to create an attractive portfolio for our BDC shareholders. We are excited about working together with David and his team on this new offering."

About Griffin-Benefit Street Partners BDC

Griffin-Benefit Street Partners BDC ("GB-BDC") is a non-traded business development company that has elected to be regulated under the '40 Act and intends to invest primarily in secured debt (including senior secured, unitranche and second lien debt) and unsecured debt (including senior unsecured and subordinated debt), as well as equity and equity related securities issued by private U.S. companies primarily in the middle market or public U.S. companies with market equity capitalization of less than $250 million. GB-BDC is sponsored by Griffin Capital and its sub-adviser is Benefit Street Partners L.L.C.

About Griffin Capital

Griffin Capital BDC Advisor ("GBA"), an indirect subsidiary of Griffin Capital Corporation ("GCC"), serves as the investment adviser to GB-BDC. GBA is primarily responsible for managing all day-to-day operations and providing investment advisory and management services to GB-BDC, including reviewing and approving investments. GCC is a privately-held, Los Angeles headquartered investment and management company with a 20-year track record sponsoring real estate investment vehicles and managing institutional capital. GCC is led by senior executives, each with more than two decades of real estate and capital markets experience who have collectively closed transactions representing over $20 billion in value. Griffin Capital and affiliates, through the end of 2014, owned, managed, sponsored and/or co-sponsored an institutional-quality portfolio of commercial real estate located in the United States and United Kingdom, representing approximately $6.7 billion[(1)] in asset value. Additional information about GCC is available at www.griffincapital.com.

About Benefit Street

Benefit Street Partners L.L.C. ("BSP") serves as the Sub-Adviser to GB-BDC. BSP is primarily responsible for assisting with sourcing, originating, conducting due diligence on, and recommending investments to GBA. Benefit Street and its affiliates manage assets across a broad range of credit strategies including middle market private debt, long-short liquid credit, long-only credit and commercial real estate debt. Benefit Street has a team of approximately 84 employees, including 44 investment professionals, which collectively provide a debt investment management capability by combing industry knowledge and relationships with credit markets expertise. Benefit Street has capabilities across the full credit spectrum - from subordinated and mezzanine to senior secured debt - and has expertise investing through multiple business cycles. BSP is an affiliate of Providence Equity Partners L.L.C. ("Providence"), a leading, global sector-focused private equity firm. Founded over 25 years ago, Providence has invested in over 140 companies, currently has over $40 billion in capital under management in its equity and credit platforms, and is recognized as a world leader in the media and communications sectors.

(1) Includes Griffin-American Healthcare REIT II, Inc. (GAHR II) which merged with NorthStar Realty Finance Corporation in December 2014. Griffin Capital's co-sponsor in GAHR II continues to manage that portfolio.

Investors are advised to carefully consider the investment objectives, risks, and charges and expenses of GB-BDC before investing. The prospectus, which has been filed with the Securities and Exchange Commission, contains this and other information about GB-BDC and should be read carefully before investing.

This press release may contain certain forward-looking statements. Such forward-looking statements can generally be identified by our use of forward-looking terminology such as "may," "will," "expect," "intend," "anticipate," "estimate," "believe," "continue," or other similar words. Because such statements include risks, uncertainties and contingencies, actual results may differ materially from the expectations, intentions, beliefs, plans or predictions of the future expressed or implied by such forward-looking statements. These risks, uncertainties and contingencies include, but are not limited to uncertainties relating to: our future operating results; our business prospects; the impact of the investments that we make; the ability of our portfolio companies to achieve their objectives; our expected financings and investments; the adequacy of our cash resources, financing sources and working capital; the use of borrowed money to finance a portion of our investments; the timing of cash flows, if any, from the operations of our portfolio companies; the timing and amount of distributions and dividends from the companies in which we may invest; our contractual arrangements and relationships with third parties; actual and potential conflicts of interest; our ability to locate suitable investments for us and to monitor and administer our investments; the ability to attract and retain highly talented professionals; the general economy and its impact on the industries in which we invest; our ability to source favorable private investments; the tax status of the companies in which we invest; our tax status; the effect of changes to tax legislation; changes in the economy; risks associated with possible disruption in our operations or the economy generally due to terrorism or natural disasters; future changes in laws or regulations; and other risk factors as outlined in the prospectus, as amended from time to time. This is neither an offer nor a solicitation to purchase securities. A registration statement relating to these securities was filed and has been declared effective by the Securities and Exchange Commission. Copies of the prospectus can be obtained by contacting the dealer manager, Griffin Capital Securities, Inc., at (949) 270-9300.

###

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ABOUT GRIFFIN-BENEFIT STREET PARTNERS BDC

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TERMS AND CONDITIONS

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The Griffin Capital Website and its contents are intended solely for personal use. Unless otherwise explicitly specified, all materials that are included in or are otherwise a part of this Griffin Capital Website are copyrights, patents, trademarks, trade dress and/or other intellectual property owned, controlled or licensed by Griffin Capital or by third parties who have licensed their materials to Griffin Capital and are protected by U.S. and international intellectual property laws. The compilation (i.e., the collection, arrangement and assembly) of all materials on this Griffin Capital Website is the exclusive property of Griffin Capital or its licensors and is protected by U.S. and international copyright laws. Except as solely provided in the next sentence, no material from the Griffin Capital Website may be copied, reproduced, republished, uploaded, posted, transmitted or distributed in any way. You may download one copy of the materials on any single computer for your personal use only, provided that: (a) you keep intact all copyright and other proprietary notices; (b) you do not use the materials in a manner that suggests an association with any of our products, services or brands; and (c) you make no modifications to the materials. In addition, you agree not to: (m) use or access this Griffin Capital Website for any purpose that is unlawful or prohibited by these Terms and Conditions of Use; (n) use or access this Griffin Capital Website in a manner that could damage, disable, overburden, or impair any Griffin Capital server or the networks connected to any Griffin Capital server; (o) interfere with any third party's use and enjoyment of this Griffin Capital Website; or (p) attempt to gain unauthorized access to accounts, computer systems or networks connected to any Griffin Capital server through hacking, password mining or any other means.

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The Personal Information that you provide will be available to Griffin Capital, our agents, representatives and service providers and contractors, as appropriate, to be used to respond to your inquiries or questions about Griffin Capital and for the purposes indicated or which may reasonably be inferred by your voluntary provision of such Personal Information and otherwise in connection with the conduct of Griffin Capital's business and operations. This use may include periodic telephone calls and postal and email mailings from Griffin Capital about new products, services or upcoming events offered by Griffin Capital. Griffin Capital does not, however, sell or furnish Personal Information to unaffiliated third parties to use in advertising or promoting their products or services, without your permission.Griffin Capital may also use your Personal Information, alone or in combination with the information submitted by other users, to improve our navigation or infrastructure. Also, we may use Non-Personal Information to improve your experience on the Griffin Capital website and to enhance the Griffin Capital website. Third party contractors or providers of services to Griffin Capital that have access to your Personal Information are also expected to protect such Personal Information in a manner consistent with this privacy Policy and to use such Personal Information only to carry out the activities or services they are performing for you or for Griffin Capital .Griffin Capital might disclose Personal Information and Non-Personal Information, if in our opinion such disclosure is required: (a) by law; (b) to protect and/or defend Griffin Capital rights; and/or (c) to protect the personal safety of any individual. In addition, in the event that all or substantially all of Griffin Capital's ownership and/or assets are transferred or sold to, or Griffin Capital is merged with, another entity, or there is a change of control of Griffin Capital, Griffin Capital may transfer Personal Information and Non-Personal Information to the successor entity.

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Griffin Capital Corporation Headquarters
Griffin Capital Plaza
1520 E. Grand Avenue
El Segundo, CA 90245
Phone: 310-469-6100
Fax : 310-606-5910

Griffin Capital Securities Headquarters
18191 Von Karman Avenue, Suite 300
Irvine, CA 92612
Phone: 949-270-9300

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Griffin Capital Securities, Inc., Member FINRA/SIPC, is the dealer manager for the Griffin-Benefit Street BDC Corp. offering.

This website is neither an offer to sell nor a solicitation of an offer to buy the securities referenced herein. An offering is made only by the prospectus. This sales and advertising literature must be read in conjunction with the prospectus in order to understand fully all of the implications and risks of the offering of securities to which it relates. A copy of the prospectus must be made available to you in connection with this offering. Additional copies of the prospectus may be obtained by contacting Griffin Capital Securities, Inc. at (949) 270-9300 or visit www.griffincapital.com. Use of this website is subject to its Terms and Conditions and Privacy Policy.